Share capital - Rio Tinto Limited - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares held	0	0	0
Rio Tinto Limited [Member]
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts	$ 63	$ 114	$ 38
Number of shares held	944,467